8. STOCK OPTIONS AND WARRANTS (Details)	12 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Details
Weighted average contractual remaining life of options in years	3.54	2.64	3.39
Weighted average fair value of stock options granted	$ 0.15	$ 0	$ 0.3
Weighted average contractual remaining life of warrants in years	2.71	1.62	0.75
Weighted average contractual remaining life of finder's warrants in years	1.42	0	0.25